Subsequent Event (Details) ¥ / shares in Units, ¥ in Thousands	Mar. 25, 2021 CNY (¥) ¥ / shares
Subsequent event [abstract]
Proposed dividend, per share | ¥ / shares	¥ 0.1
Proposed dividend, amount | ¥	¥ 1,082,381